EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year			$ 2,362.0
Exploration and evaluation expenditures			38.1	$ 27.9
Balance, end of the year	$ 2,362.0	$ 2,362.0	2,587.9	2,362.0
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year			54.8	42.2
Exploration and evaluation expenditures			1.9
Acquired Exploration and evaluation assets			5.0	12.6
Balance, end of the year	54.8	54.8	61.7	54.8
Exploration and evaluation assets | Diakha-Siribaya Gold project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year			36.6	36.6
Exploration and evaluation expenditures			0.0
Acquired Exploration and evaluation assets			0.0	0.0
Balance, end of the year	36.6	36.6	36.6	36.6
Exploration and evaluation assets | Fayolle property
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year			7.3	0.0
Exploration and evaluation expenditures			1.9
Acquired Exploration and evaluation assets		0.6	0.0	7.3
Balance, end of the year	7.3	7.3	9.2	7.3
Exploration and evaluation assets | Monster Lake project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year			7.8	2.5
Exploration and evaluation expenditures			0.0
Acquired Exploration and evaluation assets	5.3		0.0	5.3
Balance, end of the year	7.8	7.8	7.8	7.8
Exploration and evaluation assets | Other Projects
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year			3.1	3.1
Exploration and evaluation expenditures			0.0
Acquired Exploration and evaluation assets			5.0	0.0
Balance, end of the year	$ 3.1	$ 3.1	$ 8.1	$ 3.1